Bank Loans (Details) - Schedule of Bank Loans - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Bank Loans [Line Items]
Total loan	€ 2,806,884	€ 3,989,898
less: current portion	(2,806,884)	(3,895,585)
Total bank loan		94,313
Bank Loans [Member]
Schedule of Bank Loans [Line Items]
Total loan	211,757	328,236
Lines of Credit [Member]
Schedule of Bank Loans [Line Items]
Total loan	€ 2,595,127	€ 3,661,662